Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,123,895	$ 763,430
Short-term investments	3,004	2,000
Trade and other receivables	46,395	56,795
Inventories	51,518	28,522
Prepaid expenses and other current assets	4,374	3,568
Total current assets	1,229,186	854,315
Non-current assets:
Property, plant and equipment	56,061	49,334
Intangible assets	20,788	3,764
Goodwill	64,268	40,277
Investments	70,292	27,566
Other long-term assets	348	343
Total assets	1,440,943	975,599
Current liabilities:
Trade and other payables	39,555	29,877
Deferred revenue	12,109	9,888
Provisions and other current liabilities	28,257	9,635
Current lease liabilities	3,238	2,691
Total current liabilities	83,159	52,091
Non-current liabilities:
Non-current lease liabilities	13,882	15,182
Deferred gain on finance lease liability	1,318	1,734
Provisions and other non-current liabilities	8,895	1,764
Employee future benefits	1,894	3,941
Deferred income tax liability	3,578	0
Total liabilities	112,726	74,712
Equity:
Share capital	2,416,256	1,884,735
Contributed surplus	297,819	290,761
Accumulated deficit	(1,387,579)	(1,275,516)
Foreign currency reserve	1,721	907
Total equity	1,328,217	900,887
Total liabilities and equity	$ 1,440,943	$ 975,599